PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
12.	PROPERTY, PLANT AND EQUIPMENT

The components of property, plant and equipment are as follows:

	As at December 31, 2013 (successor)
	Cost	Accumulated depreciation, amortization and impairment	Net book value
Buildings and land
Specialty printing papers and newsprint	$67.7	$8.1	$59.6
Pulp	10.9	0.2	10.7
Machinery and equipment
Specialty printing papers and newsprint	410.1	77.1	333.0
Pulp	10.0	1.1	8.9
	$498.7	$86.5	$412.2

	As at December 31, 2012 (successor)
	Cost	Accumulated depreciation, amortization and impairment	Net book value
Buildings and land
Specialty printing papers and newsprint	$224.5	$2.7	$221.8
Pulp	9.8	0.1	9.7
Machinery and equipment
Specialty printing papers and newsprint	384.9	9.9	375.0
Pulp	5.3	0.2	5.1
	$624.5	$12.9	$611.6

	As at September 30, 2012 (successor)
	Cost	Accumulated depreciation, amortization and impairment	Net book value
Buildings and land
Specialty printing papers and newsprint	$221.7	$-	$221.7
Pulp	9.6	-	9.6
Machinery and equipment
Specialty printing papers and newsprint	379.5	-	379.5
Pulp	3.3	-	3.3
	$614.1	$-	$614.1

The carrying value of property, plant and equipment was impaired by $30.2 million as of December 31, 2013 (see note 6, Measurement uncertainty – impairment of long-lived assets).

At December 31, 2013, machinery and equipment was held under capital leases with a net carrying amount of $6.0 million (December 31, 2012 – $7.3 million; September 30, 2012 – $7.5 million), cost of $7.5 million (December 31, 2012 – $7.5 million; September 30, 2012 – $7.5 million) and accumulated depreciation and amortization of $1.5 million (December 31, 2012 – $0.2 million; September 30, 2012 – $nil).

Interest capitalized in connection with capital projects was $nil for both 2013 and 2012.

Property, plant and equipment are pledged as collateral against the long-term debt of the company. See note 16, Long-term debt, for detailed disclosure of the collateral arrangements of the company.